Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Founders' Warrants, Warrants, and Free Shares Oustanding (Details)																					12 Months Ended
	Jun. 22, 2022 shares € / shares	Mar. 11, 2022 shares	Apr. 21, 2021 € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 11, 2020 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 18, 2012 shares € / shares	May 04, 2012 shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2022 shares uSDollarPerEuro	Dec. 31, 2021 shares	Dec. 31, 2022 uSDollarPerEuro	Dec. 31, 2020 shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																					0
Number of awards outstanding (in shares)																					3,513,246	3,513,246	3,513,246	2,972,860		2,414,654
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																					0			0
Number of awards outstanding (in shares)																					614,726	614,726	614,726	715,291		718,767
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled during the period (in shares)																					100,565			3,476
BSPCE 2012-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																			100,000		0			0
Grant price (in euro per share) | € / shares																			€ 0
Exercise price (in euros per share) | € / shares																			€ 6.63
Number of awards outstanding (in shares)																					0	0	0	100,000		100,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					100,000	100,000	100,000
Number of awards lapsed or cancelled during the period (in shares)																					100,000			0
BSPCE 08-2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																	50,000				0			0
Grant price (in euro per share) | € / shares																	€ 0
Exercise price (in euros per share) | € / shares																	€ 5.92
Number of awards outstanding (in shares)																					50,000	50,000	50,000	50,000		50,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					0	0	0
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSPCE 09-2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																97,200					0			0
Grant price (in euro per share) | € / shares																€ 0
Exercise price (in euros per share) | € / shares																€ 18.68
Number of awards outstanding (in shares)																					86,150	86,150	86,150	86,150		86,150
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					11,050	11,050	11,050
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)															71,650						0			0
Grant price (in euro per share) | € / shares															€ 0
Exercise price (in euros per share) | € / shares															€ 18.57
Number of awards outstanding (in shares)																					68,450	68,450	68,450	68,450		68,450
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					3,200	3,200	3,200
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														53,050							0			0
Grant price (in euro per share) | € / shares														€ 0
Exercise price (in euros per share) | € / shares														€ 20.28
Number of awards outstanding (in shares)																					30,350	30,350	30,350	30,350		30,700
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					22,700	22,700	22,700
Number of awards lapsed or cancelled during the period (in shares)																					0			350
BSPCE 2016 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												126,400
Grant price (in euro per share) | € / shares												€ 0
Exercise price (in euros per share) | € / shares												€ 14.46
Number of awards outstanding (in shares)																					100,567	100,567	100,567
Number of awards, exercised (in shares)																					333	333	333
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					25,500	25,500	25,500
Number of awards lapsed or cancelled during the period (in shares)																					0
BSPCE 2016 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												129,250
Grant price (in euro per share) | € / shares												€ 0
Exercise price (in euros per share) | € / shares												€ 14.46
Number of awards outstanding (in shares)																					100,059	100,059	100,059
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					29,191	29,191	29,191
Number of awards lapsed or cancelled during the period (in shares)																					215
BSPCE 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										117,650
Grant price (in euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 15.93
Number of awards outstanding (in shares)																					99,150	99,150	99,150
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					18,500	18,500	18,500
Number of awards lapsed or cancelled during the period (in shares)																					350
BSPCE 2017 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										80,000
Grant price (in euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 15.93
Number of awards outstanding (in shares)																					80,000	80,000	80,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					0	0	0
Number of awards lapsed or cancelled during the period (in shares)																					0
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																					0			78,103
Number of awards outstanding (in shares)																					185,251	185,251	185,251	263,251		263,028
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled during the period (in shares)																					78,000			77,880
BSA 04-12
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																				52,500	0			0
Grant price (in euro per share) | € / shares																				€ 0.60
Exercise price (in euros per share) | € / shares																				€ 6.00
Number of awards outstanding (in shares)																					0	0	0	30,000		30,000
Number of awards, exercised (in shares)																					22,500	22,500	22,500
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					30,000	30,000	30,000
Number of awards lapsed or cancelled during the period (in shares)																					30,000			0
BSA 2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																		10,000			0			0
Grant price (in euro per share) | € / shares																		€ 2.50
Exercise price (in euros per share) | € / shares																		€ 6.37
Number of awards outstanding (in shares)																					6,000	6,000	6,000	6,000		6,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					4,000	4,000	4,000
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																14,000					0			0
Grant price (in euro per share) | € / shares																€ 4.87
Exercise price (in euros per share) | € / shares																€ 17.67						€ 17.67
Number of awards outstanding (in shares)																					10,000	10,000	10,000	10,000		10,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					4,000	4,000	4,000
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)															26,000						0			0
Grant price (in euro per share) | € / shares															€ 4.87
Exercise price (in euros per share) | € / shares															€ 17.67
Number of awards outstanding (in shares)																					21,000	21,000	21,000	21,000		21,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					5,000	5,000	5,000
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSA 2015-2(a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													64,000								0			0
Grant price (in euro per share) | € / shares													€ 5.00
Exercise price (in euros per share) | € / shares													€ 19.54
Number of awards outstanding (in shares)																					64,000	64,000	64,000	64,000		64,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					0	0	0
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSA 2015-2(b)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													6,000
Grant price (in euro per share) | € / shares													€ 2.80
Exercise price (in euros per share) | € / shares													€ 19.54
Number of awards outstanding (in shares)																					0	0	0
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					6,000	6,000	6,000
Number of awards lapsed or cancelled during the period (in shares)																					0
BSA 2016 ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												18,103
Grant price (in euro per share) | € / shares												€ 1.67
Exercise price (in euros per share) | € / shares												€ 13.74
Number of awards outstanding (in shares)																					0	0	0
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					18,103	18,103	18,103
Number of awards lapsed or cancelled during the period (in shares)																					0
BSA 2016 performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												18,105
Grant price (in euro per share) | € / shares												€ 1.67
Exercise price (in euros per share) | € / shares												€ 13.74
Number of awards outstanding (in shares)																					0	0	0
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					18,105	18,105	18,105
Number of awards lapsed or cancelled during the period (in shares)																					0
BSA 2016-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)											8,000													0
Grant price (in euro per share) | € / shares											€ 2.03
Exercise price (in euros per share) | € / shares											€ 15.01
Number of awards outstanding (in shares)																					0	0	0	0		8,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					8,000	8,000	8,000
Number of awards lapsed or cancelled during the period (in shares)																					0			8,000
BSA 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										18,000											0			0
Grant price (in euro per share) | € / shares										€ 2.26
Exercise price (in euros per share) | € / shares										€ 15.76
Number of awards outstanding (in shares)																					0	0	0	18,000		18,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					18,000	18,000	18,000
Number of awards lapsed or cancelled during the period (in shares)																					18,000			0
BSA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)									28,000												0			0
Grant price (in euro per share) | € / shares									€ 1.62
Exercise price (in euros per share) | € / shares									€ 13.550
Number of awards outstanding (in shares)																					28,000	28,000	28,000	28,000		28,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					0	0	0
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)								5,820													0			0
Grant price (in euro per share) | € / shares								€ 2.36
Exercise price (in euros per share) | € / shares								€ 16.10
Number of awards outstanding (in shares)																					5,820	5,820	5,820	5,820		5,820
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					0	0	0
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)							18,000														0			0
Grant price (in euro per share) | € / shares							€ 1.15
Exercise price (in euros per share) | € / shares							11.66
Number of awards outstanding (in shares)																					18,000	18,000	18,000	18,000		18,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					0	0	0
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)					18,000																0			0
Grant price (in euro per share) | € / shares					€ 0.29
Exercise price (in euros per share) | € / shares					6.59
Number of awards outstanding (in shares)																					18,000	18,000	18,000	18,000		18,000
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					0	0	0
Number of awards lapsed or cancelled during the period (in shares)																					0			0
BSA 2021 (a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)				48,103																	0			48,103
Grant price (in euro per share) | € / shares				€ 2.95
Exercise price (in euros per share) | € / shares			€ 13.47	€ 13.47			€ 13.47
Number of awards outstanding (in shares)																					14,431	14,431	14,431	14,431		0
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					33,672	33,672	33,672
Number of awards lapsed or cancelled during the period (in shares)																					0			33,672
BSA 2021 (b)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)				30,000																	0			30,000
Grant price (in euro per share) | € / shares				€ 0.68
Exercise price (in euros per share) | € / shares			€ 13.64	€ 13.64	€ 13.64
Number of awards outstanding (in shares)																					0	0	0	30,000		0
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					30,000	30,000	30,000
Number of awards lapsed or cancelled during the period (in shares)																					30,000			0
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																					300,039			362,515
Number of awards outstanding (in shares)																					653,746	653,746	653,746	410,512		446,500
Awards exercised during the period (in shares)																					50,000			393,750
Number of awards lapsed or cancelled during the period (in shares)																					6,805			4,753
AGA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)									396,250
Grant price (in euro per share) | € / shares									€ 0
Exercise price (in euros per share) | € / shares									€ 0
Number of awards outstanding (in shares)																					0	0	0
Number of awards, exercised (in shares)																					340,583	340,583	340,583
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					55,667	55,667	55,667
Number of awards lapsed or cancelled during the period (in shares)																					0
AGA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)								6,000
Grant price (in euro per share) | € / shares								€ 0
Exercise price (in euros per share) | € / shares								€ 0
Number of awards outstanding (in shares)																					0	0	0
Number of awards, exercised (in shares)																					6,000	6,000	6,000
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					0	0	0
Number of awards lapsed or cancelled during the period (in shares)																					0
AGA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)							438,250																	0
Grant price (in euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 0
Number of awards outstanding (in shares)																					0	0	0	0		372,000
Number of awards, exercised (in shares)																					369,250	369,250	369,250
Awards exercised during the period (in shares)																					0			369,250
Number of awards lapsed or cancelled (in shares)																					69,000	69,000	69,000
Number of awards lapsed or cancelled during the period (in shares)																					0			2,750
AGA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)						50,000															0			0
Grant price (in euro per share) | € / shares						€ 0
Exercise price (in euros per share) | € / shares						€ 0
Number of awards outstanding (in shares)																					0	0	0	50,000		50,000
Number of awards, exercised (in shares)																					50,000	50,000	50,000
Awards exercised during the period (in shares)																					50,000			0
Number of awards lapsed or cancelled (in shares)																					0	0	0
Number of awards lapsed or cancelled during the period (in shares)																					0			0
AGA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)				362,515																	0			362,515
Grant price (in euro per share) | € / shares				€ 0
Exercise price (in euros per share) | € / shares				€ 0
Number of awards outstanding (in shares)																					354,711	354,711	354,711	360,512		0
Number of awards, exercised (in shares)																					0	0	0
Awards exercised during the period (in shares)																					0			0
Number of awards lapsed or cancelled (in shares)																					7,804	7,804	7,804
Number of awards lapsed or cancelled during the period (in shares)																					5,801			2,003
AGA 2022
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	300,039	50,000																			300,039
Grant price (in euro per share) | € / shares	€ 0
Exercise price (in euros per share) | € / shares	€ 0
Number of awards outstanding (in shares)																					299,035	299,035	299,035		299,035
Number of awards, exercised (in shares) | uSDollarPerEuro																									0
Awards exercised during the period (in shares)																							0
Number of awards lapsed or cancelled (in shares) | uSDollarPerEuro																									1,004
Number of awards lapsed or cancelled during the period (in shares)																					1,004		1,004